Accounts Receivable and Loans (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loans segment information
Cardmember loans	$ 65,229,000,000	$ 62,621,000,000
Less: Reserve for losses	1,471,000,000	1,874,000,000	3,646,000,000	5,799,000,000
Cardmember loans, net	63,758,000,000	60,747,000,000
Other loans, net	551,000,000	419,000,000
Accounts Receivable and Loans Textuals [Abstract]
Other loans, reserves	20,000,000	18,000,000
Variable Interest Enterprise [Member]
Loans segment information
Cardmember loans	32,731,000,000	33,834,000,000
U S Card Services [Member]
Loans segment information
Cardmember loans	55,953,000,000	53,686,000,000
U S Card Services [Member] | Variable Interest Enterprise [Member]
Accounts Receivable and Loans Textuals [Abstract]
Gross cardmember loans available to settle the obligations of a variable interest entity	32,700,000,000	33,800,000,000
International Card Services [Member]
Loans segment information
Cardmember loans	9,236,000,000	8,901,000,000
Global Commercial Services [Member]
Loans segment information
Cardmember loans	$ 40,000,000	$ 34,000,000